Unaudited Proforma Results Acquisitions and Disposition of Oil and Gas Properties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) applicable to common stockholders	$ (411,616)	$ (1,294,073)	$ 299,266	$ (852,612)
Historical
Total revenue	45,639
Net income (loss)	(1,294,073)
Net income (loss) applicable to common stockholders	(1,294,073)
Earnings per share:
Basic	$ (0.22)
Diluted	$ (0.22)
Pro Forma
Total revenue	1,542,954		2,756,294	2,254,564
Net income (loss)	(1,355,901)		458,553	(1,712,241)
Net income (loss) applicable to common stockholders	$ (1,355,901)
Earnings per share:
Basic	$ (0.23)		$ 0.04	$ (0.35)
Diluted	$ (0.23)		$ 0.04	$ (0.35)